Schedule of other information leases (Details) - Office Lease Agreements [Member]	Jun. 30, 2025	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average remaining lease term (in years)	6 months 18 days	1 year 9 months 29 days
Weighted average discount rate		2.90%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average discount rate	2.75%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average discount rate	2.90%